Convertible notes (Schedule of Convertible Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2020
Liability Component [Abstract]
Principal amounts	$ 460,000	$ 460,000	$ 460,000
Unamortized issuance costs	4,695	7,236
Net carrying amount	$ 455,305	$ 452,764